SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional details (Details)	12 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Cash and Cash Equivalents
Cash equivalents	$ 0	$ 0
Employee Benefits
Employee benefit costs	166,242	104,750	$ 123,369
Selling and Marketing Expenses
Selling and marketing costs	2,517,497	1,558,209	797,572
Advertising Costs
Advertising Costs	2,466,239	1,117,918	$ 525,528
Deferred Offering Costs.
Deferred offering costs	0	895,567
Income Taxes.
Interest and penalties related to significant uncertain tax positions	$ 0	$ 0
Foreign Currency Translation
Closing translation rates	6.4057	6.6912
Average translation rates	6.4831	6.9747	6.8926